DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (VIE and Non-VIE Financial Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 31, 2018
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash	¥ 423,766		¥ 320,179		$ 66,498
Amounts due from related parties	839		305		132
Prepaid expenses and other current assets	139,757		138,353		21,931
Total current assets	619,332		536,253		97,187
Property and equipment, net	299,441		464,490		46,989
Right-of-use assets	495,936		586,451		77,823
Net cash used in financing activities	(76,040)		(95,825)		(11,932)
Total Assets	1,641,782		1,959,249		257,631
Accounts payable	8,914		10,293		1,399
Deferred revenue-current	2,008,078		1,980,138		315,111
Operating lease liabilities-current	239,937		199,083		37,651
Income taxes payable	89,000		76,817		13,966
Accrued expenses and other current liabilities	563,603		391,904		88,442
Total current liabilities	2,940,086		2,669,125		461,364
Deferred revenue-non current	16,774		18,060		2,632
Operating lease liabilities-non current	272,575		406,251		42,773
Other non-current liabilities	4,767		5,082		748
Total Liabilities	3,234,202		3,098,518		507,517
Inter-Group balances due from VIE and VIE Subsidiaries/Non-VIE	839		305		132
Other current assets	20,868		16,587
Equity method investment	16,569		15,212
Total Liabilities	3,234,202		3,098,518		$ 507,517
Net revenues	2,386,520	$ 374,497	1,897,883	¥ 2,051,354
Net cash used in investing activities	¥ 33,693	$ 5,287	(657)	(51,217)
Equity Method Investments, Percentage of Equity Acquired through Options	100.00%	100.00%
Equity Method Investment, Ownership Percentage						20.00%
Mr. Han [Member] | Tarena Entities [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage	67.20%				67.20%
Mr. Li [Member] | Tarena Entities [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage	0.20%				0.20%
Loan Agreements [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Debt Instrument, Initial Expiration Year	2026	2026
Loan Agreements [Member] | Equity Holders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Debt Instrument, Face Amount	¥ 6,000
Parent Company
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash				32,013
Amounts due from related parties	407,795		410,910	(37,565)	$ 63,991
Prepaid expenses and other current assets	24		699		4
Total current assets	431,325		415,402		67,684
Net cash used in financing activities				(3,841)
Total Assets	(1,268,898)		(826,007)		(199,118)
Accrued expenses and other current liabilities	5,781		7,213		907
Total current liabilities	315,022		305,995		49,434
Total Liabilities	315,022		305,995		49,434
Inter-Group balances due from VIE and VIE Subsidiaries/Non-VIE	407,795		410,910	(37,565)	63,991
Other current assets				36,902
Equity method investment				¥ (34,226)
Total Liabilities	315,022		305,995		$ 49,434
Parent Company | Tarena Entities [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash			1,332
Amounts due from Tarena International and its wholly-owned subsidiaries			113,021
Amounts due from related parties			4
Prepaid expenses and other current assets			4,476
Total current assets			118,833
Property and equipment, net			1,552
Long term investments, net			48,380
Right-of-use assets			5,540
Net cash used in financing activities			(539)
Total Assets			174,844
Accounts payable			8,610
Deferred revenue-current			138,529
Operating lease liabilities-current			3,377
Income taxes payable			2,045
Accrued expenses and other current liabilities			3,576
Amounts due to Tarena International and its wholly-owned subsidiaries			31,405
Total current liabilities			187,542
Deferred revenue-non current			133
Operating lease liabilities-non current			1,536
Other non-current liabilities			122
Total Liabilities			189,333
Inter-Group balances due from VIE and VIE Subsidiaries/Non-VIE			4
Total Liabilities			189,333
VIE and VIE Subsidiaries Consolidated
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash			127,043
Amounts due from related parties			32,869
Net cash used in financing activities			(110,985)
Inter-Group balances due from VIE and VIE Subsidiaries/Non-VIE			32,869
Other current assets			¥ 112,106
VIE and VIE Subsidiaries Consolidated | Tarena Entities [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash	8,204
Amounts due from Tarena International and its wholly-owned subsidiaries	141,104
Amounts due from related parties	4
Prepaid expenses and other current assets	27,435
Total current assets	176,747
Property and equipment, net	2,801
Long term investments, net	29,880
Right-of-use assets	11,108
Net cash used in financing activities	(1,057)
Total Assets	221,593
Accounts payable	320
Deferred revenue-current	167,224
Operating lease liabilities-current	3,949
Income taxes payable	2,045
Accrued expenses and other current liabilities	22,344
Amounts due to Tarena International and its wholly-owned subsidiaries	56,052
Total current liabilities	251,934
Deferred revenue-non current	134
Operating lease liabilities-non current	5,953
Other non-current liabilities	122
Total Liabilities	258,143
Inter-Group balances due from VIE and VIE Subsidiaries/Non-VIE	4
Total Liabilities	258,143
Non-VIE Subsidiaries Consolidated
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash	140,541
Amounts due from related parties	(39,072)
Net cash used in financing activities	(3,437)
Inter-Group balances due from VIE and VIE Subsidiaries/Non-VIE	(39,072)
Other current assets	¥ 10,308